Ellington Income Opportunities Fund
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Current Principal Amount/ Shares	Description	Rate (2)	Maturity	Percentage of Net Assets	Fair Value

Collateral Loan Obligations (53.00%) (1)
$ 1,250,000	Arbor Realty CLO 2021-FL1 D (1 Month LIBOR USD + 2.95%, 2.95% Floor) (4)(5)	3.08%	12/15/2035	3.85%	$1,243,750
500,000	Black Diamond CLO (3 Month LIBOR USD + 5.30%, 0.00% Floor) (4)(5)	5.52%	10/17/2026	1.53%	493,967
1,000,000	CHCP 2021-FL1 D (1 Month LIBOR USD + 3.00%, 3.00% Floor) (4)	3.11%	02/15/2038	3.09%	997,509
1,600,000	Cutwater Ltd Series 2014-2A (3 Month LIBOR USD + 3.75%, 0.00% Floor) (4)(5)	3.99%	01/15/2027	4.83%	1,558,486
1,000,000	Diamond CLO 2019-1A E (3 Month LIBOR USD + 8.05%, 8.05% Floor)(4)	8.27%	04/25/2029	3.07%	990,012
1,500,000	Halcyon Loan Advisors Series 2014 -1A (3 Month LIBOR USD + 3.50%, 0.00% Floor)(4)	3.72%	04/18/2026	4.52%	1,460,376
1,100,000	Halcyon Loan Advisors Series 2015 -2A (3 Month LIBOR USD + 3.10%, 0.00% Floor) (4)(5)	3.32%	07/25/2027	3.23%	1,042,834
1,000,000	JFIN CLO Series 2014-1A (3 Month LIBOR USD + 3.65%, 0.00% Floor) (4)(5)	3.87%	04/21/2025	3.08%	992,634
560,000	JFIN CLO Series 2015-1A (3 Month LIBOR USD + 2.65%, 0.00% Floor) (4)	2.83%	03/15/2026	1.64%	528,276
300,000	KREF 2018 FL1 (1 Month LIBOR + 2.55%, 2.55% Floor) (4)(5)	2.66%	06/15/2036	0.92%	297,750
1,250,000	Madison Park Funding Ltd Series 14-12A Class E (3 Month LIBOR USD + 5.10%, 0.00% Floor) (4)	5.32%	07/20/2026	3.86%	1,245,050
5,000,000	Neuberger Berman CLO Series 2019-35A(4)(6)	3.64%	01/19/2033	3.45%	1,114,800
1,000,000	NLY Commercial Mortgage Trust Series 19-FL2 Class B (1 Month LIBOR USD + 1.90%, 1.90% Floor) (4)(5)	2.01%	02/15/2036	3.09%	997,696
860,000	Ocean Trails CLO Series 2013-4A (3 Month LIBOR USD + 5.90%) (4)(5)	6.09%	08/13/2025	2.54%	819,367
500,000	Parallel Ltd 2015-1A DR (3 Month LIBOR USD + 2.55%, 0.00% Floor)(4)(5)	2.77%	07/20/2027	1.52%	491,615
1,010,000	TICP CLO (3 Month LIBOR USD + 2.95%, 2.95% Floor) (4)(5)(6)	3.17%	04/20/2028	3.08%	994,344
1,200,000	Telos CLO Ltd 2013-3A DR (3 Month LIBOR USD 3.75%, 0.00% Floor) (4)(5)	3.97%	07/17/2026	3.46%	1,115,318
730,000	VMC Finnce LLC 2018-FL2 D (1 Month LIBOR 2.75%, 2.75% Floor)(4)	2.86%	10/15/2035	2.24%	722,953
Total Collateralized Loan Obligation (Cost $17,477,673)					17,106,737

Commercial Mortgage-Backed Securities (1.73%) (1)
563,815	VMS 2019 - FL3 D (1 Month LIBOR USD + 2.65%, 2.65% Floor) (4)(5)	2.76%	09/15/2036	1.73%	559,602
Total Commercial Mortgage-Backed Securities (Cost $397,197)					559,602

Confirmation of Originator Fee Certificates (3.01%) (1)
9,677,162	SBA Confirmation of Originator Fee Certificates (6)(8)	2.56%	08/15/2044	3.01%	973,242
Total Confirmation of Originator Fee Certificates (Cost $998,245)					973,242

Corporate and Other Finance (13.68%) (1)
892,120	Gacovino Litigation Financing (6)(7)(9)	20.00%	07/31/2022	2.76%	892,120
696,620	Hawaiian Airlines 20-1B (4)(5)	11.25%	09/15/2025	2.35%	759,189
1,465,301	Latam Air 2015-1 PTT A (5)	4.20%	11/15/2027	4.48%	1,446,650
1,322,287	Air Canada 2013-1A (4)(5)	4.13%	05/15/2025	4.08%	1,318,576
Total Corporate and Other Finance (Cost $4,376,329)					4,416,535

Residential Mortgage-Backed Securities (48.25%) (1)
1,662,000	AMSR Mortgage Trust 2020-SFR3 Class H (4)(5)	6.50%	09/17/2037	5.14%	1,660,059
1,000,000	AMSR Mortgage Trust 2020-SFR3 Class I (4)(5)	7.38%	09/17/2037	3.07%	990,427
210,000	AMSR Mortgage Trust 2020-SFR5 Class G (4)5)	4.11%	11/17/2037	0.65%	210,560
1,000,000	AMSR Mortgage Trust 2020-SFR1 Class H (4)	5.30%	04/17/2037	3.16%	1,019,700
415,649	Banc of America Funding Corporation Series 2008-R4 (1 Month LIBOR + 0.45%, 0.45% Floor, 7.00% Cap) (4)(5)(6)	0.57%	07/25/2037	0.81%	260,106
705,666	Bear Stearns Alt-A Trust Series 2005-10 (5)	2.81%	01/25/2036	1.87%	604,562
291,878	Bear Stearns Mortgage Funding Series 2007-AR1 (1 Month LIBOR + 0.20%, 0.20% Floor, 11.50% Cap) (3)(6)	0.31%	02/25/2037	0.89%	287,736
142,960	Chase Mortgage Finance Corporation Series 2006-A1 (6)	3.26%	09/25/2036	0.39%	126,645
237,670	Countrywide Alternative Loan Trust Series 2004-28CB (6)	5.75%	01/25/2035	0.72%	232,333
468,008	Countrywide Alternative Loan Trust Series 2005-49CB (6)	5.50%	11/25/2035	0.98%	317,169
89,355	Countrywide Alternative Loan Trust Series 2006-6CB (6)	5.50%	05/25/2036	0.26%	85,207
244,867	Countrywide Alternative Loan Trust Series 2006-J5	6.50%	09/25/2036	0.45%	146,422
334,742	Countrywide Home Loan Series 2002-19 (6)	6.25%	11/25/2032	1.02%	328,859
395,305	Countrywide Home Loan Series 2003-53	2.69%	02/19/2034	0.92%	297,518
93,732	Countrywide Home Loan Series 2006-J2 (6)	6.00%	04/25/2036	0.24%	78,421
121,345	Countrywide Home Loan Series 2003-49 (6)	2.74%	12/19/2033	0.37%	119,169
812,183	Countrywide Home Loan Series 2004-18 (5)(6)	6.00%	10/25/2034	2.04%	659,091
334,991	Countrywide Home Loan Series 2005-28 (6)	5.25%	11/25/2023	0.84%	272,046
Ellington Income Opportunities Fund
SCHEDULE OF INVESTMENTS (continued)
March 31, 2021 (Unaudited)

Current Principal Amount/ Shares	Description	Rate	Maturity	Percentage of Net Assets	Fair Value

$ 203,230	Credit Suisse Mortgage Trust Series 2006 1	5.50%	02/25/2036	0.61%	$197,830
7,911	Deutsche Mortgage Securities, Inc. Series 2004-4 (1 Month LIBOR + 0.35%, 0.35% Floor) (6)	0.46%	06/25/2034	0.02%	6,935
151,855	First Horizon Alternative Mortgage Securities 2004 AA3 (6)	2.29%	09/25/2034	0.34%	110,523
800,000	GPMT Ltd 2019-FL2 Class D (5)	3.06%	02/22/2036	2.42%	780,405
64,682	HarborView Mortgage Loan Trust Series 2003-2	3.90%	10/19/2033	0.20%	63,028
8,753	HarborView Mortgage Loan Trust Series 2004-2 (1 Month LIBOR + 0.52%, 0.52% Floor) (6)	0.37%	06/19/2034	0.03%	8,576
6,963	HarborView Mortgage Loan Trust Series 2004-9 (6)	3.30%	12/19/2034	0.02%	6,332
442,473	Harborview Mortgage Loan TRUST C M O SER 2005 7 CL 1A1 (6)	2.31%	06/19/2045	0.85%	274,465
185,174	IndyMac INDX Mortgage Loan Trust Series 2006-AR25 (6)	2.44%	09/25/2036	0.55%	178,472
53,090	IndyMac INDX Mortgage Loan Trust 2006-AR2 (1 Month LIBOR + 0.21%, 0.21% Floor) (3)(6)	0.53%	02/25/2046	0.13%	43,394
685	IndyMac INDX Mortgage Loan Trust Series 2006-AR25	3.12%	09/25/2036	0.00%	703
34,777	JP Morgan Mortgage Trust Series 2006-A1 (6)	2.51%	02/25/2036	0.10%	32,376
197,688	JP Morgan Mortgage Trust Series 2007-A4 (5)	3.29%	06/25/2037	0.60%	188,988
40,193	MASTR Asset Securitization Trust 2006-1 (6)	5.75%	05/25/2036	0.11%	34,666
494,158	Nomura Asset Acceptance Corporation	5.89%	05/25/2036	0.50%	162,250
271,715	Nomura Asset Acceptance Corporation (6)	5.52%	01/25/2036	0.41%	130,697
80,244	Prime Mortgage Trust Series 2003-3 (4)	6.06%	01/25/2034	0.14%	43,949
413,301	Residential Asset Securitization Trust (6)	5.61%	02/25/2034	1.24%	399,271
18,071	Residential Funding Mortgage Securities I Series 2005-SA1 (6)	4.06%	03/25/2035	0.03%	9,935
155,066	Structured Adjustable Rate Mortgage Loan Trust 2005-22 (6)	3.14%	12/25/2035	0.46%	147,478
111,488	Structured Asset Securities Corporation 2003-9A	2.29%	03/25/2033	0.10%	33,183
113,037	Terwin Mortgage Trust (1 Month LIBOR USD +1.05%, 1.05% Floor)(6)	1.16%	11/25/2033	0.34%	110,007
1,170,000	TPG Real Estate Finance 2019-FL3 Class D (5)	2.56%	10/15/2034	3.52%	1,134,900
2,500,000	TPG Real Estate Finance 2021-FL4 Class D (1 Month Libor + 3.60%, 3.60% Floor) (4)	3.71%	03/15/2034	7.74%	2,500,000
222,402	Wachovia Mortgage Loan Trust Series 2005-A (6)	2.85%	08/20/2035	0.65%	210,474
504,553	Washington Mutual Mortgage Payment 2005-5A5 (6)	0.71%	06/25/2035	1.20%	385,530
147,824	WAMU Mortgage Pass Through C M O SER 2002 AR12 CL B1	2.33%	10/25/2032	0.44%	142,932
418,369	Wells Fargo Alternative Loan Trust 2007-PA4 (6)	3.33%	07/25/2037	1.20%	385,961
157,723	Wells Fargo Alternative Loan Trust 2007-PA3 (6)	6.00%	07/25/2037	0.48%	154,941
Total Residential Mortgage-Backed Securities (Cost $15,663,106)					15,574,231

Preferred Stocks (8.87%) (1)
15,517	AGNC Investment Corp, Class B, Series D	6.88%		1.23%	397,080
74	AGNC Investment Corp, Class B, Series E	6.50%		0.01%	1,823
20,978	AGNC Investment Corp, Class B, Series F	6.13%		1.54%	496,340
490	AGNC Investment Corp, Class X, Series X	7.00%		0.03%	12,426
19,408	Annaly Capital Management, Class B	6.50%		1.49%	481,318
1,128	Armour Residential REIT, Class B	7.00%		0.08%	27,692
12,054	MFA Financial Inc., Class B	6.50%		0.84%	271,336
13,534	New Residential Inv Corp, Class B	6.38%		0.94%	304,515
19,238	New York Mortgage Trust, Series C	7.88%		1.47%	473,062
1,144	New York Mortgage Trust, Series B	7.88%		0.09%	27,925
10,472	Two Harbors Investment Corporation, Class B	7.25%		0.81%	260,020
4,282	Two Harbors Investment Corporation, Class B	7.63%		0.34%	109,962
Total Preferred Stocks (Cost $2,837,049)					2,863,499

Short-Term Investments - Investment Companies (15.99%) (1)
3,781,406	First American Government Obligation - Class X	0.04%		15.99%	5,161,811
Total Short-Term Investments - Investment Companies (Cost $5,161,811)					5,161,811

Total Investments (144.53%) (1) (Cost $46,911,410)					46,655,657
Other Liabilities in Excess of Assets (-44.53%) (1)					(14,375,564)
Total Net Assets Applicable to Unitholders (100.00%) (1)					$32,280,093

Ellington Income Opportunities Fund
SCHEDULE OF INVESTMENTS (continued)
March 31, 2021 (Unaudited)

(1) Percentages are stated as a percent of net assets.
(2) Rate reported is the current yield as of March 31, 2021.
(3) Step-up bond that pays an initial spread for the first period and then a higher spread for the following periods. Spread shown is as of period end.
(4) 144(a) - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of March 31, 2021, these securities amounted to $26,428,905 or 81.87% of net assets.

(5) Collateral or partial collateral for securities sold subject to repurchase. As of March 31, 2021, these securities amounted to $20,121,458 or 62.33% of net assets.
(6) Security is categorized as Level 3 per the Fund's fair value hierarchy. As of March 31, 2021, these securities amounted to $9,371,321 or 29.03% of net assets.
(7) The Fund has made $892,120 of capital commitments, excluding capitalized interest, to fund its litigation financing, of which $3,916 remains unfunded as of March 31, 2021. This capital commitment are drawn down at the discretion of managing member of the loan syndicate in accordance with the terms of the governing documents.

(8) This security represents a basket of interest only strips. This rate disclosed is the weighted average rate on the basket. The maturity shown is the earliest maturity of the underlying strips.
(9) This security interest payments are payment-in-kind in lieu of cash.

VALUATION

The following is a description of the valuation methodologies used for the Fund’s financial instruments. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 valuation methodologies include the observation of quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 valuation methodologies include the observation of (i) quoted prices for similar assets or liabilities in active markets, (ii) inputs other than quoted prices that are observable for the asset or liability (for example, interest rates and yield curves) in active markets and (iii) quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3 fair value methodologies include (i) the solicitation of valuations from third parties (typically, broker-dealers), (ii) the use of proprietary models that require the use of a significant amount of judgment and the application of various assumptions including, but not limited to, prepayment assumptions and default rate assumptions, and (iii) the assessment of observable or reported recent trading activity. The Fund utilizes such information to assign a good faith fair value (the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction at the valuation date) to each such financial instrument.

The Adviser seeks to obtain at least one third-party indicative valuation for each instrument, and obtains multiple indicative valuations when available. Third-party valuation providers often utilize proprietary models that are highly subjective and also require the use of a significant amount of judgment and the application of various assumptions including, but not limited to, prepayment and default rate assumptions. The Adviser has been able to obtain third-party indicative valuations on the vast majority of the Fund’s investments and expects to continue to solicit third-party valuations on substantially all investments in the future to the extent practical. The Adviser generally values each financial instrument using a third-party valuation received. However, such third-party valuations are not binding, and while the Adviser generally does not adjust such valuations, the Adviser may challenge or reject a valuation when, based on validation criteria, the Adviser determines that such valuation is unreasonable or erroneous. Furthermore, the Adviser may determine, based on validation criteria, that for a given instrument the third-party valuations received does not result in what the Adviser believes to be fair value, and in such circumstances the Adviser may override the third-party valuation with their own good faith valuation. The validation criteria include the use of the Adviser’s own models, recent trading activity in the same or similar instruments, and valuations received from third parties.
The Adviser’s valuation process, including the application of validation criteria, is overseen and periodically reviewed by the Fund’s valuation committee. Because of the inherent uncertainty of valuations, these estimated values may differ significantly from the values that would have been used had a ready market for the financial instruments existed, and the differences could be material to the financial statements.
The table below reflects the value of the Fund’s Level 1, Level 2 and Level 3 financial instruments measured at fair value as of March 31, 2021:
Description	Level 1	Level 2	Level 3	Total
Investments
Collateralized Loan Obligations	$-	$14,997,593	$2,109,144	$17,106,737
Commercial Mortgage-Backed Securities	-	559,602	973,242	1,532,844
Corporate and Other Finance	-	3,524,415	892,120	4,416,535
Tax Liens	-	-		0
Residential Mortgage-Backed Securities	-	10,177,416	5,396,815	15,574,231
Preferred Stocks	2,863,499	-	-	2,863,499
Short-Term Investments	-	-	-	0

Total Investments	$2,863,499	$29,259,026	$9,371,321	$41,493,846

The Fund generally uses prices provided by an independent pricing service, broker, or agent bank, which provide non-binding indicative prices on or near the valuation date as the primary basis for fair value determinations for certain instruments. The independent pricing services typically value such securities based on one or more inputs, including but not limited to benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities, and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data.  In addition to these inputs, mortgage-backed and asset-backed obligations may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements, and specific deal information.  These values are non-binding, and may not be determinative of fair value. Values are evaluated during the Fund's valuation process by management in conjunction with additional information about the instrument, similar instruments, market indicators and other information.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description
Balance as of December 31, 2020	$12,043,341
Purchases	-
Sales proceeds and paydowns	-
Realized gain / (loss)	-
Change in unrealized gain / (loss)	(136,244)
Transfers into / (out of) Level 3	-
Ending Balance – March 31, 2021	$9,371,321

Change in unrealized appreciation / (depreciation) during the period for Level 3 investments held at December 31, 2020	$(88,533)

The following table presents information about unobservable inputs related to the Fund’s categories of Level 3 investments as of March 31, 2021:

	Fair Value at 3/31/2021	Valuation Methodology	Unobservable Inputs	Input Value / Range	Weighted Average
Commercial Mortgage-Backed Securities	$2,109,144	Dealer Marked with Odd Lot Sizing Adjustment	Odd Lot Sizing Adjustment	0.06% to -0.42%	0.25%
Residential Mortgage-Backed Securities	$5,286,292	Dealer Marked with Odd Lot Sizing Adjustment	Odd Lot Sizing Adjustment	0.03% -3.00%	2.34%
	$110,523	Discounted Cash Flows	Yield	6.92%	6.92%

Certain of the Fund’s Level 3 investments have been valued using unadjusted inputs that have not been internally developed by the Fund, including third-party transaction and quotations. As a result, fair value assets of $2,901,707 have been excluded from the proceeding table.

BORROWING

Reverse Repurchase Agreements: As of March 31, 2021, the Fund had the following reverse repurchase agreements outstanding, which were equal to 45.42% of the Fund’s net assets:
Counterparty	Amount Borrowed	Borrowing Rate	Borrowing Date	Maturity Date	Maturity Amount
JP Morgan Securities	$820,000	1.54%	03/03/2021	05/03/2021	$821,018
JP Morgan Securities	594,000	1.69%	03/03/2021	05/03/2021	594,809
JP Morgan Securities	1,118,000	0.65%	03/23/2021	05/24/2021	1,118,181
JP Morgan Securities	160,000	1.44%	03/03/2021	05/03/2021	160,185
RBC Capital Markets	189,000	1.71%	02/01/2021	04/01/2021	189,528
RBC Capital Markets	454,000	1.71%	02/01/2021	04/01/2021	455,268
RBC Capital Markets	461,000	1.75%	02/01/2021	04/01/2021	462,325
RBC Capital Markets	648,000	1.24%	02/08/2021	04/09/2021	649,163
JP Morgan Securities	121,000	1.44%	03/03/2021	05/03/2021	121,140
Lucid Management LP	426,000	1.20%	03/11/2021	04/15/2021	426,299
JP Morgan Securities	1,001,000	1.28%	03/12/2021	05/12/2021	1,001,714
RBC Capital Markets	296,000	1.93%	02/26/2021	04/26/2021	296,542
RBC Capital Markets	1,127,000	1.43%	02/26/2021	04/26/2021	1,128,532
Lucid Management LP	585,000	1.20%	03/11/2021	04/15/2021	585,411
RBC Capital Markets	615,000	2.25%	12/03/2020	05/03/2021	619,622
RBC Capital Markets	724,000	1.60%	02/01/2021	04/01/2021	725,904
JP Morgan Securities	210,000	1.69%	02/01/2021	04/01/2021	725,904
JP Morgan Securities	1,052,000	0.95%	03/26/2021	05/26/2021	1,052,166
JP Morgan Securities	796,000	1.19%	03/03/2021	05/03/2021	796,764
JP Morgan Securities	509,000	1.84%	03/03/2021	05/07/2021	509,754
JP Morgan Securities	362,000	1.31%	03/15/2021	04/27/2021	362,224
RBC Capital Markets	678,000	1.68%	02/26/2021	04/26/2021	679,082
JP Morgan Securities	813,000	1.69%	03/03/2021	05/03/2021	814,108
Lucid Management LP	902,000	1.10%	03/11/2021	04/15/2021	902,582
Totals	$14,661,000				$14,682,619

As of March 31, 2021, the fair value of securities held as collateral for reverse repurchase agreements was $20,121,458, as noted on the Schedule of Investments. Reverse repurchase agreements are not included in the fair value hierarchy because they are carried at face value. For the period ended March 31, 2021, the average daily balance and average interest rate in effect for reverse repurchase agreements were $12,076,611 and 1.69%, respectively.